Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory US federal rate	21.00%	21.00%
Stock-based compensation	14.80%	(1.00%)
Sec.162(m)	(6.10%)	0.00%
State and local income taxes	1.30%	0.90%
Change in valuation allowance	(32.60%)	(22.90%)
Other	1.50%	2.00%
Effective tax rate	(0.10%)	0.00%